General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General And Administrative Expense [Abstract]
Payroll, salaries and associated expenses	$ 16,310	$ 16,526	$ 8,238
Professional services	5,282	4,120	2,942
Office and maintenance	2,120	1,963	965
Depreciation	1,954	1,705	1,054
Management and director fees	955	819	739
Insurance	2,655	98	118
Computer services	1,548	1,166	707
Others	2,479	2,342	806
Total	$ 33,303	$ 28,739	$ 15,569